Acquisitions and Other Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Unaudited Pro Forma Results of Operations

Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company:

	Year Ended December 31,
(in millions; except per share amounts)	2013	2012
Net revenues	$10,468.2	$10,555.3
Net (loss) attributable to common shareholders	$(244.2)	$(445.4)
Earnings per share:
Basic	$(1.72)	$(2.68)
Diluted	$(1.72)	$(2.68)

Global Net Assets Held for Sale

The following represents the global net assets held for sale:

As of December 31, 2013
Cash and cash equivalents	$37.0
Accounts receivable, net	94.2
Inventories, net	122.9
Prepaid expenses and other current assets	59.6
Impairment on the assets held for sale	(42.7)

Total assets held for sale	$271.0

Accounts payable and accrued expenses	$246.6

Total liabilities held for sale	$246.6

Net assets held for sale	$24.4

Uteron Pharma, SA [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at the acquisition date:

(in millions)	Amount
Accounts receivable	$1.6
Other current assets	1.2
Property, plant & equipment	5.7
Other long-term assets	0.5
IPR&D intangible assets	250.0
Goodwill	26.4
Current liabilities, excluding current portion of debt	(8.0)
Long-term deferred tax and other tax liabilities	(82.5)
Contingent consideration	(43.4)
Debt	(5.2)
Other long-term liabilities	(4.3)

Net assets acquired	$142.0

Warner Chilcott [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

(in millions)	Amount
Cash and cash equivalents	$179.5
Accounts receivable	306.1
Inventories	532.5
Other current assets	83.4
Property, plant and equipment	220.0
Other long-term assets	1.2
IPR&D intangible assets	1,708.0
Intangible assets	3,021.0
Goodwill	3,992.9
Current liabilities	(670.1)
Deferred tax liabilities, net	(40.6)
Other long-term liabilities	(99.6)
Outstanding indebtedness	(3,400.4)

Net assets acquired	$5,833.9

Summary of Amounts Recognized and Weighted Average Useful Lives of Intangible Assets

The following table identifies the summarized amounts recognized and the weighted average useful lives of intangible assets:

(In millions)	Amounts Recognized as of Acquisition Date	Weighted Average Useful Lives (Years)
CMP:
Oral contraceptive franchise	$1,181.0	3.2
Mesalamine franchise	589.0	1.8
Estrace® Cream	397.0	2.1
Risedronate franchise	311.0	3.6
Doryx®	237.0	2.4
Enablex®	107.0	2.1
Other CMP products	199.0	3.9

Total CMP	3,021.0	2.7
IPR&D:
Mesalamine franchise	809.0
Oral Contraceptive segment	321.0
Estradiol	278.0
Urology segment	165.0
Other	135.0

Total IPR&D	1,708.0

Total identifiable intangible assets	$4,729.0

Actavis Group [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the final fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at the acquisition date:

(in millions)	Amount
Cash and cash equivalents	$110.5
Accounts receivable	527.9
Inventories	680.1
Other current assets	274.7
Property, plant and equipment	763.0
Other long-term assets	16.9
IPR&D intangible assets	272.9
Intangible assets	2,268.0
Goodwill	2,868.8
Current liabilities	(1,365.5)
Long-term deferred tax and other tax liabilities	(735.5)
Other long-term liabilities	(176.0)
Long-term debt	(14.1)
Noncontrolling interests	(21.9)

Net assets acquired	$5,469.8

Summary of Amounts Recognized and Weighted Average Useful Lives of Intangible Assets

The following table identifies the summarized amounts recognized and the weighted average useful lives of intangible assets.

(In millions)	Amounts Recognized as of Acquisition Date	Weighted Average Useful Lives (Years)
CMPs
Top 6 Global CMP	$570.3	6.5
Americas	505.1	7.0
Europe
Western Europe, excluding U.K.	116.7	7.0
U.K.	103.7	6.9
Central Eastern Europe (“CEE”), excluding Russia	194.4	9.0
Russia	25.9	9.0

Total Europe	440.7	8.0
MEAAP
MEAAP, excluding Indonesia	155.6	8.0
Indonesia	25.9	8.0

Total MEAAP	181.5	8.0

Total CMP	1,697.6	7.2
IPR&D:
Americas	246.9
Europe
Western Europe, excluding U.K.	13.0
CEE, excluding Russia	13.0

Total Europe	26.0

Total IPR&D	272.9
Other finite lived intangible assets:
Trademarks	427.8	23.9
Customer relationships	103.7	15.0
Technology rights	38.9	15.0

Total Other finite lived intangible assets:	570.4	21.7

Total identifiable intangible assets	$2,540.9	10.8

Unaudited Pro Forma Results of Operations

Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company:

	Year Ended December 31,
(in millions; except per share amounts)	2012	2011
Net revenues	$8,082.7	$7,090.7
Net income / (loss) attributable to common shareholders	$111.6	$(429.4)
Earnings per share:
Basic	$0.86	$(3.35)
Diluted	$0.85	$(3.35)

Ascent [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the final fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at acquisition date:

(in millions)	Amount
Cash and cash equivalents	$9.1
Accounts receivable	29.7
Inventories	27.2
Other current assets	3.3
Property, plant & equipment	4.4
Intangible assets	192.6
Goodwill	214.3
Current liabilities	(35.7)
Long-term deferred tax and other tax liabilities	(51.8)
Other long-term liabilities	(0.4)
Long-term debt	(0.1)

Net assets acquired	$392.6

Specifar [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the final fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at acquisition date:

(in millions)	Amount
Cash and cash equivalents	$0.6
Accounts receivable	20.6
Inventories	27.1
Other current assets	9.3
Property, plant & equipment	65.1
IPR&D intangible assets	164.3
Intangible assets	265.1
Goodwill	195.1
Other assets	5.6
Current liabilties	(28.4)
Long-term deferred tax and other tax liabilities	(94.6)
Long-term debt	(27.9)
Other long-term liabilities	(42.4)

Net assets acquired	$559.5